Note 9 - Other Expenses - Components of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
General and administrative excluding salaries	$ 1,003	$ 560	$ 2,296	$ 1,268
Salaries	533	443	1,074	1,301
Stock-based payment financing fees (note 6(a)(iii)	600		600
Stock-based compensation	364	376	2,225	386
Depreciation and amortization	11	14	18	28
General and administrative	$ 2,511	$ 1,393	$ 6,213	$ 2,983